COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2017
COMMITMENTS AND CONTINGENCIES [Abstract]
Future Minimum Lease Payments Under Non-Cancelable Operating Lease Agreements	Future minimum lease payments under non-cancelable operating lease agreements are as follows:
2018	$68

$68